Other long-term liabilities (Details) - CAD ($)	Sep. 30, 2019	Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 70,522,000	$ 86,272,000
Deferred compensation plan liabilities	63,838,000	58,197,000
Deferred rent	64,652,000	47,325,000
Other	14,380,000	13,852,000
Other long-term liabilities	$ 213,392,000	$ 205,646,000